Note 3 - Inventories (Tables)	12 Months Ended
Dec. 31, 2025
Notes Tables
Schedule of Inventory, Current [Table Text Block]
	2024	2025
Lubricants	2,820,330	2,817,493
Bunkers	370,810	-
Total	3,191,140	2,817,493